Customer And Supplier Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Disclosure of Major Customers

	Year ended December 31,
Revenue by Major Customer	2024		2023		2022
(in millions)	Amount	%	Amount	%	Amount	%
Customer A	$1,061	16	$1,279	17	$1,329	16
Customer B	$722	11	$612	8	$590	7